SEWARD & KISSEL LLP

One Battery Park Plaza

New York, New York 10004

Telephone: (212) 574-1200

Facsimile: (212) 480-8421

www.sewkis.com

November 17, 2017

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Centre Funds – Centre Global Infrastructure Fund

File Nos. 333-173306 and 811-22545

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), Centre Funds (the "Trust") hereby submits Post-Effective Amendment No. 22 under the 1933 Act and Amendment No. 27 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A of the Trust (the "Amendment"). The Amendment relates to Centre Global Infrastructure Fund, a series of the Trust.

Please contact the undersigned at (212) 574-1598 or Anna Weigand at (202) 737-8833 with any comments or questions you may have.

Sincerely, /s/ Keri E. Riemer Keri E. Riemer

cc:	James A. Abate